CUSTOMER DEPOSITS	9 Months Ended
Sep. 30, 2021
CUSTOMER DEPOSITS
16.	CUSTOMER DEPOSITS
  The Company takes a customer deposit on certain orders.
	September 30, 2021	December 31, 2020
Customer deposits	$70,241	$385,449